Note 14 - Intangible Assets (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 10, 2023	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Consideration paid (received)	$ 6,000,000
Contingent payment through issuance of the company's shares			$ 3,000,000
Outstanding obligation, amount		$ 850,000
Reversed payable, amount		$ 2,150,000
Top of range [member]
Statement Line Items [Line Items]
Intellectual property purchase agreement, payments, amount				$ 600,000
Bottom of range [member]
Statement Line Items [Line Items]
Intellectual property purchase agreement, payments, amount				$ 2,400,000